Investments In Affiliated Companies, Partnerships And Other Companies (Schedule Of Equity In Net Earnings Of Affiliated Companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	$ 29,243	$ 19,176	$ 12,275
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	25,556	20,492	10,526
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	1,088	1,582	1,822
Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	506	522	(93)
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	$ 2,093	$ (3,420)	$ 20